Supplement to
Fidelity's
Michigan Municipal
Fund's
February 28, 2001
Prospectus

The following information replaces the second bullet found under the heading "Principal Investment Strategies" in the "Investment Summary" section for Michigan Municipal Money Market Fund on page 3.

  Normally investing at least 80% of its assets in municipal securities whose interest is exempt from federal and Michigan personal income taxes.

The following information replaces the second paragraph found under the heading "Principal Investment Strategies" in the "Investment Details" section for Michigan Municipal Money Market Fund on page 8.

FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal and Michigan personal income taxes. Municipal securities whose is exempt from federal and Michigan income taxes include securities issued by U.S. territories and possessions, such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.

The following information replaces similar information found under the heading "Fundamental Investment Policies" in the "Investment Details" section for Michigan Municipal Money Market Fund beginning on page 11.

Michigan Municipal Money Market Fund seeks as high a level of current income, exempt from federal income tax and from Michigan personal income tax, as is consistent with the preservation of capital.

MIS/MIF-01-04 May 1, 2001
1.475738.106

SUPPLEMENT TO THE

FIDELITY® MICHIGAN MUNICIPAL MONEY MARKET FUND
SPARTAN® MICHIGAN MUNICIPAL INCOME FUND

February 28, 2001

STATEMENT OF ADDITIONAL INFORMATION

The following information replaces the similar information found under the heading "Investment Limitations of Michigan Municipal Money Market Fund" in the "Investment Policies and Limitations" section on page 2.

(6) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

The following information replaces the similar information found under the heading "Investment Limitations of Michigan Municipal Money Market Fund" in the "Investment Policies and Limitations" section on page 2.

(10) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other form of debt instruments.

Effective April 19, 2001, Ms. Johnson serves as a Member of the Board of Trustees of Fidelity Municipal Trust II. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 30.

*ABIGAIL P. JOHNSON (39), Trustee of Fidelity Municipal Trust II (2001) and Member of the Advisory Board of Fidelity Municipal Trust (1999), is Vice President of certain Equity Funds (1997). Ms. Johnson also serves as a Trustee (2001) or Member of the Advisory Board (1999) of other investment companies advised by FMR. She is a Senior Vice President of FMR Co., Inc. (2001) and FMR (1997), and a Director of FMR Corp. Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of the funds, is Ms. Johnson's father.

MIS/MIFB-01-02 May 1, 2001
1.476056.107

Effective April 19, 2001, Mr. Stavropoulos serves as a Member of the Board of Trustees of Fidelity Municipal Trust II. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 30.

WILLIAM S. STAVROPOULOS (61), Trustee of Fidelity Municipal Trust II (2001) and Member of the Advisory Board of Fidelity Municipal Trust (2000). Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 30.

PAUL F. MALONEY (51) is Assistant Treasurer of Fidelity Michigan Municipal Money Market Fund and Spartan Michigan Municipal Income Fund. Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).

Supplement to
Fidelity's Ohio
Municipal Funds
February 28, 2001 Prospectus

The following information replaces the second bullet found under the heading "Principal Investment Strategies" in the "Investment Summary" section for Ohio Municipal Money Market Fund on page 3.

  Normally investing at least 80% of its assets in municipal securities whose interest is exempt from federal and Ohio personal income taxes.

The following information replaces the second paragraph found under the heading "Principal Investment Strategies" in the "Investment Details" section for Ohio Municipal Money Market Fund on page 8.

FMR normally invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal and Ohio personal income taxes. Municipal securities whose is exempt from federal and Ohio income taxes include securities issued by U.S. territories and possessions, such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.

The following information replaces similar information found under the heading "Fundamental Investment Policies" in the "Investment Details" section for Ohio Municipal Money Market Fund beginning on page 11.

Ohio Municipal Money Market Fund seeks as high a level of current income, exempt from federal income tax and from Ohio personal income tax, as is consistent with the preservation of capital.

OFS/OFR-01-04 May 1, 2001
1.475823.105

SUPPLEMENT TO THE

FIDELITY® OHIO MUNICIPAL MONEY MARKET FUND
SPARTAN® OHIO MUNICIPAL INCOME FUND

February 28, 2001

STATEMENT OF ADDITIONAL INFORMATION

The following information replaces the similar information found under the heading "Investment Limitations of Fidelity Ohio Municipal Money Market Fund (the money market fund)" in the "Investment Policies and Limitations" section on page 2.

(6) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

The following information replaces the similar information found under the heading "Investment Limitations of Fidelity Ohio Municipal Money Market Fund (the money market fund)" in the "Investment Policies and Limitations" section on page 2.

(10) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other form of debt instruments.

Effective April 19, 2001, Ms. Johnson serves as a Member of the Board of Trustees of Fidelity Municipal Trust II. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 31.

*ABIGAIL P. JOHNSON (39), Trustee of Fidelity Municipal Trust II (2001) and Member of the Advisory Board of Fidelity Municipal Trust (1999), is Vice President of certain Equity Funds (1997). Ms. Johnson also serves as a Trustee (2001) or Member of the Advisory Board (1999) of other investment companies advised by FMR. She is a Senior Vice President of FMR Co., Inc. (2001) and FMR (1997), and a Director of FMR Corp. Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of the funds, is Ms. Johnson's father.

OFS/OFRB-01-02 May 1, 2001
1.475824.108

Effective April 19, 2001, Mr. Stavropoulos serves as a Member of the Board of Trustees of Fidelity Municipal Trust II. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 31.

WILLIAM S. STAVROPOULOS (61), Trustee of Fidelity Municipal Trust II (2001) and Member of the Advisory Board of Fidelity Municipal Trust (2000). Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 31.

PAUL F. MALONEY (51) is Assistant Treasurer of Fidelity Ohio Municipal Money Market Fund and Spartan Ohio Municipal Income Fund. Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).

Supplement to the Spartan® Pennsylvania Municipal Funds
February 28, 2001
Prospectus

The following information replaces the third bullet found under the heading "Principal Investment Strategies" in the "Investment Summary" section for Spartan Pennsylvania Municipal Money Market Fund on page 3.

  Normally investing at least 80% of its assets in municipal securities whose interest is exempt from federal income taxes.

The following information replaces the second paragraph found under the heading "Principal Investment Strategies" in the "Investment Details" section for Spartan Pennsylvania Municipal Money Market Fund on page 8.

FMR normally invests at least 65% of the fund's total assets in municipal securities whose interest is exempt from Pennsylvania personal income tax and invests at least 80% of the fund's assets in municipal securities whose interest is exempt from federal income tax. Municipal securities whose interest is exempt from federal and Pennsylvania income taxes include securities issued by U.S. territories and possessions, such as Guam, the Virgin Islands, and Puerto Rico, and their political subdivisions and public corporations.

The following information replaces similar information found under the heading "Fundamental Investment Policies" in the "Investment Details" section for Spartan Pennsylvania Municipal Money Market Fund beginning on page 11.

Spartan Pennsylvania Municipal Money Market Fund seeks as high a level of current income, exempt from federal income tax and Pennsylvania personal income tax, as is consistent with preservation of capital.

PFR-01-04 May 1, 2001
1.479534.106

SUPPLEMENT TO THE

SPARTAN® PENNSYLVANIA MUNICIPAL MONEY MARKET FUND
SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND

February 28, 2001

STATEMENT OF ADDITIONAL INFORMATION

The following information replaces the similar information found under the heading "Investment Limitations of Spartan Pennsylvania Municipal Money Market Fund" in the "Investment Policies and Limitations" section on page 2.

(6) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

The following information replaces the similar information found under the heading "Investment Limitations of Spartan Pennsylvania Municipal Money Market Fund" in the "Investment Policies and Limitations" section on page 2.

(10) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other form of debt instruments.

Effective April 19, 2001, Ms. Johnson serves as a Member of the Board of Trustees of Fidelity Municipal Trust II. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 31.

*ABIGAIL P. JOHNSON (39), Trustee of Fidelity Municipal Trust II (2001) and Member of the Advisory Board of Fidelity Municipal Trust (1999), is Vice President of certain Equity Funds (1997). Ms. Johnson also serves as a Trustee (2001) or Member of the Advisory Board (1999) of other investment companies advised by FMR. She is a Senior Vice President of FMR Co., Inc. (2001) and FMR (1997), and a Director of FMR Corp. Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of the funds, is Ms. Johnson's father.

PFRB-01-02 May 1, 2001
1.475741.107

Effective April 19, 2001, Mr. Stavropoulos serves as a Member of the Board of Trustees of Fidelity Municipal Trust II. The following information replaces similar information found in the "Trustees and Officers" section beginning on page 31.

WILLIAM S. STAVROPOULOS (61), Trustee of Fidelity Municipal Trust II (2001) and Member of the Advisory Board of Fidelity Municipal Trust (2000). Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 31.

PAUL F. MALONEY (51) is Assistant Treasurer of Spartan Pennsylvania Municipal Money Market Fund and Spartan Pennsylvania Municipal Income Fund. Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).